Income Taxes, Balances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure
Income taxes receivable	$ 113,708	$ 2,397
Federal
Income Tax Disclosure
Income taxes receivable	108,820
Income taxes (payable)		20,288
State
Income Tax Disclosure
Income taxes receivable	$ 4,391	$ 2,397